KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2020
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2020	12/31/2019

Salaries, social security and other benefits	1,183,921	1,973,491
Share-based incentives	636,519	1,867,334
Total	1,820,440	3,840,825